Other Information	12 Months Ended
Dec. 31, 2017
Other Information
Other Information

26. Other information

Operating leases

The Group companies lease administrative and research facilities, as well as vehicles and equipment, under operating lease contracts. The future minimum commitments from leases are as follows:

(in EUR thousand)	2017	2016	2017	2016	2017	2016
	≤ 1 Year		1 Year - 5 Years		> 5 Years
Operating Lease Commitments
Building Rent	516	520	1.780	1.870	1.188	1.620
Vehicle Leases	395	274	390	375	-	-
Operating and office equipment	21	23	16	37	-	-

Lease-related expenses for the reporting period amounted to EUR 0.5 million (2016: EUR 0.2 million; 2015: EUR 0.2 million).

In 2017 in the United States we began offering lease arrangements as a lessor of our medical device. For the first six months of the lease arrangement, we treat the commitment as an operating lease. At the end of six months, lessees elect to return the device or purchase the device. Financing options exist with purchasing and are considered as a financing lease. Payments received under operating leases are recognized on a straight-line basis over the term of the lease. Payments committed at election to purchase are recognized in full upon election. Operating lease-related revenue for the reporting period amounted to EUR 27 thousand. Future lease payments in the next 12 months from existing operating leases at 31 December 2017 amount to approximately EUR 27 thousand. As of December 31, 2017 we generated no financing lease revenue.